Restructuring (Tables)	9 Months Ended
Sep. 30, 2020
Restructuring and Related Activities [Abstract]
Summary of Changes in Restructuring Accrual

The following table summarizes the changes in the Company’s restructuring accrual:

	2018 Restructuring Activities	2019 Restructuring Activities	Total
Balance at December 31, 2019	$4.2	$1.5	$5.7
Severance payments	(1.4)	(1.5)	(2.9)
Accretion of interest (a)	0.4	—	0.4

Balance at September 30, 2020	$3.2	$—	$3.2

(a)	Accretion of interest is included within “Restructuring expenses” in the unaudited Condensed Consolidated Statements of Operations.